PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 100,009
Right-of-use assets	4,100	$ 3,300
Balance, end of period	115,489	100,009
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	88,071
Balance, end of period	103,008	88,071
Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	28,384
Balance, end of period	31,074	28,384
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(16,446)
Balance, end of period	(18,593)	(16,446)
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,432	9,729
Additions, net of disposals and assets reclassified as held for sale	(166)	915
Acquisitions through business combinations	2,172	0
Foreign currency translation	(159)	194
Fair value changes	1,113	(159)
Depreciation expenses	(499)	(457)
Balance, end of period	10,864	8,432
Real Estate | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,251	9,890
Additions, net of disposals and assets reclassified as held for sale	203	1,023
Acquisitions through business combinations	2,172	0
Foreign currency translation	(192)	233
Fair value changes	0	0
Depreciation expenses	0	0
Balance, end of period	11,396	9,251
Real Estate | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	393	1,366
Additions, net of disposals and assets reclassified as held for sale	(631)	(135)
Acquisitions through business combinations	0	0
Foreign currency translation	(2)	2
Fair value changes	1,113	(159)
Depreciation expenses	0	0
Balance, end of period	881	393
Real Estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,212)	(1,527)
Additions, net of disposals and assets reclassified as held for sale	262	27
Acquisitions through business combinations	0	0
Foreign currency translation	35	(41)
Fair value changes	0	0
Depreciation expenses	(499)	(457)
Balance, end of period	(1,413)	(1,212)
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,204	14,168
Additions, net of disposals and assets reclassified as held for sale	1,498	1,221
Acquisitions through business combinations	2,518	84
Foreign currency translation	(304)	479
Depreciation expenses	(1,501)	(1,464)
Impairment loss recognised in profit or loss, property, plant and equipment	(240)	(284)
Balance, end of period	15,653	14,204
Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	18,770	17,269
Additions, net of disposals and assets reclassified as held for sale	1,124	874
Acquisitions through business combinations	2,518	84
Foreign currency translation	(337)	543
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	21,255	18,770
Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(3,693)	(2,458)
Additions, net of disposals and assets reclassified as held for sale	277	290
Acquisitions through business combinations	0	0
Foreign currency translation	36	(61)
Depreciation expenses	(1,501)	(1,464)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	(4,580)	(3,693)
Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(873)	(643)
Additions, net of disposals and assets reclassified as held for sale	97	57
Acquisitions through business combinations	0	0
Foreign currency translation	(3)	(3)
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(240)	(284)
Balance, end of period	(1,022)	(873)
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	7,000	6,700
Property, plant and equipment [member] | Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	905	856
Property, plant and equipment [member] | Real Estate | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	(29)	(1,790)
Property, plant and equipment [member] | Real Estate | Costs | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	(38)	(1,895)
Property, plant and equipment [member] | Real Estate | Accumulated Fair Value Changes | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	8	(681)
Property, plant and equipment [member] | Real Estate | Accumulated depreciation | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	1	786
Property, plant and equipment [member] | Private Equity and Other | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	(522)	0
Property, plant and equipment [member] | Private Equity and Other | Costs | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	(820)	0
Property, plant and equipment [member] | Private Equity and Other | Accumulated depreciation | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	301	0
Property, plant and equipment [member] | Private Equity and Other | Accumulated Impairment | Change in property, plant and equipment policy [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	$ (3)	$ 0